Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Categories of financial assets [abstract]
Investments in marketable securities and mutual funds	$ 162,746	$ 134,493
Investment in fixed deposits	43,030	15,907
Current investments	125,641	67,913
Non-current investment	80,135	82,487
Total	$ 205,776	$ 150,400